Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Related payroll taxes payable	$ 11,565	$ 7,830
Accounts payable	$ 71,941	32,102
Owned percentage	100.00%
Advances amount	$ 98,785	316,198	$ 49,074
Advance repayment				$ 240,000	$ 120,000
Accrued payroll payable	83,999	$ 33,543	6,011
Owned percentage		100.00%
Mill River Partners LLC [Member]
Related Party Transaction [Line Items]
Convertible notes	150,000	$ 150,000
Paul A. Romness [Member]
Related Party Transaction [Line Items]
Advances amount		$ 0
Group A [Member]
Related Party Transaction [Line Items]
Total outstanding notes percentage		8.67%
Group E [Member]
Related Party Transaction [Line Items]
Total outstanding notes percentage		4.55%
Mill River Partners LLC [Member]
Related Party Transaction [Line Items]
Convertible notes of face amounts		$ 150,000	$ 100,000
CEO [Member]
Related Party Transaction [Line Items]
Payroll payable	$ 330,000	60,000
Accrued payroll payable		$ 300,000
Group A [Member]
Related Party Transaction [Line Items]
Total outstanding percentage	8.67%
Group E [Member]
Related Party Transaction [Line Items]
Total outstanding percentage	4.55%